Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2016
Related Party Transaction [Line Items]
Pool management fees and commissions	$ (9,813)	$ (10,445)	$ (5,292)
Commercial management fees	(1,870)	(1,236)	(1,117)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Strategic and administrative service fees	(10,122)	(8,356)	(8,676)
Entities under Common Control [Member]
Related Party Transaction [Line Items]
Commercial management fees	0	(246)	(226)
Strategic and administrative service fees	0	(660)	(861)
Bareboat charter revenues	0	0	1,156
Entities under Common Control [Member] | Explorer Spirit [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues			900
Entities under Common Control [Member] | Navigator Spirit [Member]
Related Party Transaction [Line Items]
Bareboat charter revenues			300
Bahrain LNG Joint Venture [Member] | Teekay LNG Operating LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage				30.00%
Time-charter [Member]
Related Party Transaction [Line Items]
Time-charter revenues	5,404	392	13,728
Time-charter [Member] | Entities under Common Control [Member]
Related Party Transaction [Line Items]
Time-charter revenues	0	4,558	6,572
Lay-up Services [Member]
Related Party Transaction [Line Items]
Time-charter revenues	302	0	0
LNG terminal services [Member] [Member]
Related Party Transaction [Line Items]
Time-charter revenues	70	0	0
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	(9,155)	(7,039)	(5,613)
Technical management fee [Member] | Entities under Common Control [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 0	$ (430)	$ (399)